Debt (Parenthetical) (Detail) - USD ($)	Dec. 31, 2018	Oct. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Apr. 30, 2017
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 500,000,000			$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.75%
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 300,000,000			300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.625%
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000			400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 350,000,000			350,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.35%
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000			400,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 500,000,000			500,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.45%
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 850,000,000			850,000,000	$ 850,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.125%				4.125%
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 600,000,000		$ 600,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	4.20%		4.20%
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 550,000,000	$ 550,000,000		$ 0
Debt Instrument, Interest Rate, Stated Percentage	4.00%	4.00%